Loans from the Argentine Central Bank and Other Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Loans from the Argentina Central Bank and Other Financial Institutions
The account breaks down as follows as of the indicated dates:

	12.31.19	12.31.18
Argentine Central Bank Financing	22,449	44,111
Correspondents	373,901	2,436,148
Financing from Local Financial Institutions	5,597,950	8,798,571
Financing from Foreign Financial Institutions	10,469,987	11,497,540
Financing from International Financial Institutions	6,259,400	7,137,922

Total	22,723,687	29,914,292

Schedule of Credit Lines with Local and International Financial Institutions and Entities
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term (*)	Rate (*)	Maturity	Amount as of 12.31.19 (**)
Local Institutions						5,620,399
BICE	Sundry Dates	Ps.	1,778 days	47	Sundry Dates	1,941,272
BICE	Sundry Dates	USD	1,762 days	5.8	Sundry Dates	887,961
Call Taken	12.30.19	Ps.	3 days	41.6	01.01.20	501,000
Argentine Central Bank	12.30.19	Ps.	3 days	—	01.01.20	22,449
Other Lines (1)	Sundry Dates	Ps.	364 days	53.9	Sundry Dates	2,267,717
International Institutions						17,103,288
Correspondents	12.31.19	USD	2 days	—	01.01.20	373,901
IFC	Sundry Dates	USD	1.355 days	4.74	Sundry dates	5,561,679
Prefinancing	Sundry Dates	USD	167 days	6.03	Sundry dates	10,667,529
IDB	Sundry Dates	USD	361 days	5.73	Sundry dates	500,179

Total						22,723,687

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Relates to regional credit-card companies’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term (*)	Rate (*)	Maturity	Amount as of 12.31.18 (**)
Local Institutions						8,842,682
BICE	Sundry Dates	Ps.	1,838 days	50.88	Sundry Dates	4,375,835
BICE	Sundry Dates	USD	1,792 days	4.36	Sundry Dates	178,136
Call Taken	12.28.18	Ps.	5 days	55.94	01.02.19	1,236,900
Argentine Central Bank	12.28.18	Ps.	5 days	—	01.02.19	42,582
Argentine Central Bank	12.18.18	USD	5 days	—	01.02.19	1,529
Other Lines (1)	Sundry Dates	Ps.	364 days	45.89	Sundry Dates	3,007,700
International Institutions						21,071,610
Correspondents	12.31.18	USD	2 days	—	01.02.19	2,436,148
IFC	Sundry Dates	USD	945 days	5.78	Sundry Dates	7,062,458
Prefinancing	Sundry Dates	USD	235 days	3.96	Sundry Dates	8,682,236
IDB	Sundry Dates	USD	351 days	4.44	Sundry Dates	2,890,768

Total						29,914,292

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Relates to regional credit-card companies’ credit lines.